Document and Entity Information	12 Months Ended
Dec. 31, 2023 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Current Fiscal Year End Date	--12-31
Document Period End Date	Dec. 31, 2023
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-38237
Entity Registrant Name	Sea Limited
Entity Central Index Key	0001703399
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	1 Fusionopolis Place, #17-10
Entity Address, City or Town	Galaxis
Entity Address, Country	SG
Entity Address, Postal Zip Code	138522
Title of 12(b) Security	American Depositary Shares, each representing one Class A ordinary share
Trading Symbol	SE
Security Exchange Name	NYSE
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Accounting Standard	U.S. GAAP
Document Financial Statement Error Correction [Flag]	false
Entity Shell Company	false
Auditor Firm ID	1247
Auditor Name	Ernst & Young LLP
Auditor Location	Singapore
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Yanjun Wang, Esq.
Entity Address, Address Line One	1 Fusionopolis Place, #17-10
Entity Address, City or Town	Galaxis
Entity Address, Country	SG
Entity Address, Postal Zip Code	138522
City Area Code	65
Local Phone Number	6270-8100
Contact Personnel Email Address	secnotice@sea.com
Class A Ordinary Shares [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	526,812,214
Class B Ordinary Shares [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	45,527,793